RELATED PARTY TRANSACTIONS AND BALANCES - Transactions (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Mar. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction
Guarantor obligations proceeds of guarantee fee		¥ 0	¥ 21,000	¥ 18,000
Guarantor obligations, guarantee fee income receivable		3,000	3,000	107,000
Guarantor obligations, carrying value		0	12,000	57,000
Related party transaction, other revenues from transactions with related party		0	6,000	15,000
Payments for other fees			5,310	27,485
Gain on disposition		¥ 12,474
Minimum
Related Party Transaction
Amortization period for guarantee liability		1 year
Maximum
Related Party Transaction
Amortization period for guarantee liability		16 years
Jinko-Tiansheng
Related Party Transaction
Payments for other fees		¥ 0	5,000	27,000
Gain on disposition		12,000
Sweihan Pv
Related Party Transaction
Revenues from sales of products and provision of processing services to related party		0	0	51,202
Jiangxi Desun
Related Party Transaction
Lessor, operating lease, term of contract						10 years
Rental expenses from related parties				1,100	¥ 1,000
Jinko Power
Related Party Transaction
Amount of offset the debts and receivables	¥ 71,000
Revenues from sales of products and provision of processing services to related party		325,000	27,000	5,000
Due from related parties		423,000	29,000
Revenue from rental services		5,000	4,000	2,000
Payments made in advance related to service fee		7,000	9,000	9,000
Electricity fee charged by related party		27,465	7,725	¥ 3,088
Xinte Silicon
Related Party Transaction
Silicon procurement		¥ 824,785	¥ 0